Income Taxes - Schedule of Income Taxes (Details) - Image P2P Trading Group Limited [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income attributed to foreign operations			$ (508,367)	$ (531,436)	$ (1,197,482)	$ (349,234)
Loss attributed to US
Income before tax	$ (129,040)	$ (146,833)	(508,367)	(531,436)	(1,197,482)	(349,234)
PRC Statutory Tax at 25% Rate			(127,092)	(132,859)	(299,371)	(87,309)
Effect of tax exemption and operating losses			127,092	132,859	299,371	87,309
Income tax